Subsidiaries	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Subsidiaries
40.	Subsidiaries
The Group’s ultimate parent company is Turkcell Holding, while subsidiaries, associates and a joint venture of the Company as at 31 December 2019 and 31 December 2018 are as follows:

			Effective Ownership Interest
Subsidiaries Name	Country of Incorporation	Business	31 December 2019 (%)			31 December 2018 (%)
Kibris Telekom	Turkish Republic of Northern Cyprus	Telecommunications		100		100
Turkcell Global Bilgi	Turkey	Customer relations and human resources management		100		100
Turktell	Turkey	Information technology, value added GSM services and entertainment investments		100		100
Turkcell Superonline	Turkey	Telecommunications, television services and content services		100		100
Turkcell Satis	Turkey	Sales, delivery and digital sales services		100		100
Eastasia	Netherlands	Telecommunications investments		100		100
Turkcell Teknoloji	Turkey	Research and development		100		100
Global Tower	Turkey	Telecommunications infrastructure business		100		100
Rehberlik	Turkey	Directory Assistance		100		100
Lifecell Ventures	Netherlands	Telecommunications investments		100		100
Beltel	Turkey	Telecommunications investments		100		100
Turkcell Gayrimenkul	Turkey	Property investments		100		100
Global LLC	Ukraine	Customer relations management		100		100
UkrTower	Ukraine	Telecommunications infrastructure business		100		100
Turkcell Europe	Germany	Telecommunications		100		100
Turkcell Odeme	Turkey	Payment services and e-money license		100		100
lifecell	Ukraine	Telecommunications		100		100
Turkcell Finansman	Turkey	Consumer financing services		100		100
Beltower	Republic of Belarus	Telecommunications Infrastructure business		100		100
Turkcell Enerji	Turkey	Electricity energy trade and wholesale and retail electricity sales		100		100
Paycell LLC	Ukraine	Consumer financing services		100		100
Lifecell Digital	Turkish Republic of Northern Cyprus	Telecommunications		100		100
TÖFAŞ	Turkey	Interest free consumer financing services		100		100
Turkcell Sigorta	Turkey	Insurance agency activities		100		100
Yaani Digital BV (*)	Netherlands	Internet search engine and browser services		100		—
Belarusian Telecom	Republic of Belarus	Telecommunications		80		80
Lifetech	Republic of Belarus	Information technology, programming and technical support		80		80
Inteltek	Turkey	Information and Entertainment Services		55		55
			Effective Ownership Interest
Associates Name	Country of Incorporation	Business	31 December 2019 (%)		31 December 2018 (%)
Fintur (Note 16)	Netherlands	Telecommunications investments	—		41
Türkiye’nin Otomobili	Turkey	Electric passenger car development, production and trading activities	19		19

			Effective Ownership Interest
Joint Venture Name	Country of Incorporation	Business	31 December 2019 (%)		31 December 2018 (%)
Sofra	Turkey	Meal coupons and cards	33		33

(*)
On 13 May 2019, the Company signed a share purchase agreement to acquire 100% of the shares of Yaani Digital BV (formerly“NTENT Netherlands BV”). The transfer of legal shares was completed on 14 May 2019. The acquisition date on which all identifiable assets acquired and liabilities assumed is expected to be realized in 2020. As of 31 December 2019, TL 65,263 was paid (Note 23). The outstanding payments are expected to be completed by the end of 2020, depending on the seller’s fulfillment of its obligations under the share purchase agreement.

Details of
non-wholly
owned subsidiaries that have material
non-controlling
interests in the Company are disclosed below:

Name of subsidiary	Place of incorporation and principal place of business	Proportion of ownership interests and voting rights held by non-controlling interest		Profit/(loss) allocated to non-controlling interests		Accumulated non-controlling interests
		31 December 2019	31 December 2018	31 December 2019	31 December 2018	31 December 2019	31 December 2018

Inteltek	Turkey	45.00%	45.00%	30,182	105,112	36,307	131,506
Individually immaterial subsidiaries with non –controlling interest				21	51,158	148	304

				30,203	156,270	36,455	131,810

Summarized financial information in respect of Inteltek is set out below. The summarized financial information below represents amounts before intragroup eliminations.

Inteltek

	31 December 2019	31 December 2018
Current assets	84,896	403,427
Non-current assets	6,516	9,043
Current liabilities	6,286	115,080
Non-current liabilities	4,444	5,154
Equity attributable to owners	80,682	292,236

	2019	2018
Revenue	141,783	208,239
(Expenses) / Income (net)	(74,711)	(93,133)
Gain on Sale of Investments	—	118,476

Profit for the year	67,072	233,582

Other comprehensive income/(loss) for the year	640	179
Dividend paid to non-controlling interests	(125,027)	(31,283)
Net cash (outflow)/inflow from operating activities	(63,238)	31,380
Net cash inflow from investing activities	20,001	158,946
Net cash outflow from financing activities	(277,837)	(69,518)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	14,979	56,949

Net cash (outflow)/inflow	(306,095)	177,757

The Company signed a binding term sheet on 14 January 2020 to transfer its shareholding of 55% in Inteltek (Note 42).